Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 204,154	$ 183,300
Investment securities	333,858	256,618
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	18,164	17,154
Investment securities	27,577	27,048
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	70	0
Investment securities	$ 2,683	$ 2,568